Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 33,884	$ 58,590
Cash and cash equivalents - Fair Value	33,884	58,590
Restricted cash - Book Value	1,336	2,865
Restricted cash - Fair Value	1,336	2,865
Amounts due from related parties, short-term - Book Value	17,936	28,562
Amounts due from related parties, short-term - Fair Value	17,936	28,562
Loans receivable from affiliates - Book Value	31,840	27,657
Loans receivable from affiliates - Fair Value	31,840	27,657
Amounts due from related parties, long-term - Book Value	38,086	28,880
Amounts due from related parties, long-term - Fair Value	38,086	28,880
Notes receivable, net of current portion - Book Value	9,673	11,629
Notes receivable, net of current portion - Fair Value	9,673	11,629
Note receivable from affiliates - Book Value	4,666	4,525
Note receivable from affiliates - Fair Value	4,666	4,525
Term Loan B Facility, net - Book Value	(333,718)	(408,662)
Term Loan B Facility, net - Fair Value	(338,902)	(414,352)
Other long-term borrowings, net - Book Value	(151,345)	(98,823)
Other long-term borrowings, net - Fair Value	$ (153,756)	$ (100,513)